AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	December 2024	$3.52	2,416	$850,432	$114,680,755
Total Options Purchased – Calls (Cost $112,862,639)				850,432	114,680,755
OPTION PURCHASED – PUTS(b) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	December 2024	475.26	2,416	114,822,816	4,450,224
Total Options Purchased – Puts (Cost $5,210,786)				114,822,816	4,450,224
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Barclays, London, 4.670%, 2/01/24(c)				$883,296	883,296
Total Short-Term Investments (Cost $883,296)					883,296
Total Investments – 103.2% (Cost $118,956,721)					120,014,275
Other assets less liabilities – (3.2)%					(3,678,906)
Net Assets – 100.0%					$116,335,369

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,416	$555.64	December 2024	$1,538,168	$134,242,624	$(1,317,517)
				$1,538,168	$134,242,624	$(1,317,517)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,416	$427.78	December 2024	$2,665,161	$103,351,648	$(2,299,766)
				$2,665,161	$103,351,648	$(2,299,766)
TOTAL OPTIONS WRITTEN				$4,203,329	$237,594,272	$(3,617,283)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$114,680,755	$—	$114,680,755
Option Purchased - Puts	—	4,450,224	—	4,450,224
Short-Term Investments
Time Deposits	883,296	—	—	883,296
Total Assets	$883,296	$119,130,979	$—	$120,014,275
Liabilities
Call Options Written	$—	$(1,317,517)	$—	$(1,317,517)
Put Options Written	—	(2,299,766)	—	(2,299,766)
Total Liabilities	$—	$(3,617,283)	$—	$(3,617,283)
3

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	December 2024	$3.56	8,175	$2,910,300	$387,192,525
Total Options Purchased – Calls (Cost $379,334,222)				2,910,300	387,192,525
OPTION PURCHASED – PUTS(b) – 4.0%
Options on ETF – 4.0%
SPDR S&P 500 ETF Trust	December 2024	475.36	8,175	388,606,800	15,606,075
Total Options Purchased – Puts (Cost $18,731,438)				388,606,800	15,606,075

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)	$2,920,990	2,920,990
Total Short-Term Investments (Cost $2,920,990)		2,920,990
Total Investments – 103.6% (Cost $400,986,650)		405,719,590
Other assets less liabilities – (3.6)%		(13,973,603)
Net Assets – 100.0%		$391,745,987

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,175	$531.92	December 2024	$8,002,125	$434,844,600	$(9,564,750)
				$8,002,125	$434,844,600	$(9,564,750)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,175	$380.25	December 2024	$5,099,972	$310,854,375	$(4,193,775)
				$5,099,972	$310,854,375	$(4,193,775)
TOTAL OPTIONS WRITTEN				$13,102,097	$745,698,975	$(13,758,525)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$387,192,525	$—	$—	$387,192,525
Option Purchased - Puts	15,606,075	—	—	15,606,075
Short-Term Investments
Time Deposits	2,920,990	—	—	2,920,990
Total Assets	$405,719,590	$—	$—	$405,719,590
Liabilities
Call Options Written	$(9,564,750)	$—	$—	$(9,564,750)
Put Options Written	(4,193,775)	—	—	(4,193,775)
Total Liabilities	$(13,758,525)	$—	$—	$(13,758,525)
6

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	January 2025	$3.57	643	$229,551	$30,453,766
Total Options Purchased – Calls (Cost $30,456,241)				229,551	30,453,766
OPTION PURCHASED – PUTS(b) – 4.5%
Options on ETF – 4.5%
SPDR S&P 500 ETF Trust	January 2025	482.83	643	31,045,969	1,392,095
Total Options Purchased – Puts (Cost $1,394,571)				31,045,969	1,392,095

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 2/01/24(c)	$175,222	175,222
Total Short-Term Investments (Cost $175,222)		175,222
Total Investments – 103.8% (Cost $32,026,034)		32,021,083
Other assets less liabilities – (3.8)%		(1,185,594)
Net Assets – 100.0%		$30,835,489

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	643	$564.97	January 2025	$317,095	$36,327,571	$(319,571)
				$317,095	$36,327,571	$(319,571)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	643	$434.59	January 2025	$704,181	$27,944,137	$(706,657)
				$704,181	$27,944,137	$(706,657)
TOTAL OPTIONS WRITTEN				$1,021,276	$64,271,708	$(1,026,228)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$30,453,766	$—	$30,453,766
Option Purchased - Puts	—	1,392,095	—	1,392,095
Short-Term Investments
Time Deposits	175,222	—	—	175,222
Total Assets	$175,222	$31,845,861	$—	$32,021,083
Liabilities
Call Options Written	$—	$(319,571)	$—	$(319,571)
Put Options Written	—	(706,657)	—	(706,657)
Total Liabilities	$—	$(1,026,228)	$—	$(1,026,228)
9

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	January 2025	$3.62	987	$357,294	$46,764,060
Total Options Purchased – Calls (Cost $46,767,860)				357,294	46,764,060
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	January 2025	482.93	987	47,665,191	2,121,063
Total Options Purchased – Puts (Cost $2,124,863)				47,665,191	2,121,063
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
DBS Bank Ltd., Singapore, 4.670%, 2/01/24(c)				$308,354	308,354
Total Short-Term Investments (Cost $308,354)					308,354
Total Investments – 103.2% (Cost $49,201,077)					49,193,477
Other assets less liabilities – (3.2)%					(1,525,522)
Net Assets – 100.0%					$47,667,955

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	987	$540.44	January 2025	$1,020,706	$53,341,428	$(1,024,506)
				$1,020,706	$53,341,428	$(1,024,506)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	987	$386.30	January 2025	$553,855	$38,127,810	$(557,655)
				$553,855	$38,127,810	$(557,655)
TOTAL OPTIONS WRITTEN				$1,574,561	$91,469,238	$(1,582,161)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$46,764,060	$—	$46,764,060
Option Purchased - Puts	—	2,121,063	—	2,121,063
Short-Term Investments
Time Deposits	308,354	—	—	308,354
Total Assets	$308,354	$48,885,123	$—	$49,193,477
Liabilities
Call Options Written	$—	$(1,024,506)	$—	$(1,024,506)
Put Options Written	—	(557,655)	—	(557,655)
Total Liabilities	$—	$(1,582,161)	$—	$(1,582,161)
12

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.5%
Options on ETF – 102.5%
SPDR S&P 500 ETF Trust	February 2024	$2.93	189	$55,377	$9,081,881
Total Options Purchased – Calls (Cost $8,903,383)				55,377	9,081,881
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	February 2024	396.22	189	7,488,558	3,391
Total Options Purchased – Puts (Cost $106,001)				7,488,558	3,391
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 4.670%, 2/01/24(c)				$62,698	62,698
Total Short-Term Investments (Cost $62,698)					62,698
Total Investments – 103.2% (Cost $9,072,082)					9,147,970
Other assets less liabilities – (3.2)%					(285,791)
Net Assets – 100.0%					$8,862,179

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	189	$477.02	February 2024	$90,948	$9,015,678	$(226,603)
				$90,948	$9,015,678	$(226,603)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	189	$356.63	February 2024	$2,107	$6,740,307	$(1,833)
				$2,107	$6,740,307	$(1,833)
TOTAL OPTIONS WRITTEN				$93,055	$15,755,985	$(228,436)

*	Less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$9,081,881	$—	$9,081,881
Option Purchased - Puts	—	3,391	—	3,391
Short-Term Investments
Time Deposits	62,698	—	—	62,698
Total Assets	$62,698	$9,085,272	$—	$9,147,970
Liabilities
Call Options Written	$—	$(226,603)	$—	$(226,603)
Put Options Written	—	(1,833)	—	(1,833)
Total Liabilities	$—	$(228,436)	$—	$(228,436)
15

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 107.8%
Options on ETF – 107.8%
SPDR S&P 500 ETF Trust	February 2024	$2.97	521	$154,737	$25,033,164
Total Options Purchased – Calls (Cost $24,541,339)				154,737	25,033,164
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	February 2024	396.30	521	20,647,230	9,357
Total Options Purchased – Puts (Cost $1,265,889)				20,647,230	9,357
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 2/01/24(c)				$158,443	158,443
Total Short-Term Investments (Cost $158,443)					158,443
Total Investments – 108.5% (Cost $25,965,671)					25,200,964
Other assets less liabilities – (8.5)%					(1,972,455)
Net Assets – 100.0%					$23,228,509

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	521	$451.82	February 2024	$570,818	$23,539,822	$(1,792,167)
				$570,818	$23,539,822	$(1,792,167)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	521	$317.01	February 2024	$1,639	$16,516,221	$(2,991)
				$1,639	$16,516,221	$(2,991)
TOTAL OPTIONS WRITTEN				$572,457	$40,056,043	$(1,795,158)

*	Less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,033,164	$—	$25,033,164
Option Purchased - Puts	—	9,357	—	9,357
Short-Term Investments
Time Deposits	158,443	—	—	158,443
Total Assets	$158,443	$25,042,521	$—	$25,200,964
Liabilities
Call Options Written	$—	$(1,792,167)	$—	$(1,792,167)
Put Options Written	—	(2,991)	—	(2,991)
Total Liabilities	$—	$(1,795,158)	$—	$(1,795,158)
18

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.9%
Options on ETF – 101.9%
SPDR S&P 500 ETF Trust	March 2024	$3.03	614	$186,042	$29,414,640
Total Options Purchased – Calls (Cost $24,680,610)				186,042	29,414,640
OPTION PURCHASED – PUTS(b) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	March 2024	409.35	614	25,134,090	41,869
Total Options Purchased – Puts (Cost $1,494,776)				25,134,090	41,869
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)				$199,069	199,069
Total Short-Term Investments (Cost $199,069)					199,069
Total Investments – 102.7% (Cost $26,374,455)					29,655,578
Other assets less liabilities – (2.7)%					(783,021)
Net Assets – 100.0%					$28,872,557

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	614	$486.60	March 2024	$301,862	$29,877,240	$(554,896)
				$301,862	$29,877,240	$(554,896)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	614	$368.45	March 2024	$896,292	$22,622,830	$(19,470)
				$896,292	$22,622,830	$(19,470)
TOTAL OPTIONS WRITTEN				$1,198,154	$52,500,070	$(574,366)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,414,640	$—	$29,414,640
Option Purchased - Puts	—	41,869	—	41,869
Short-Term Investments
Time Deposits	199,069	—	—	199,069
Total Assets	$199,069	$29,456,509	$—	$29,655,578
Liabilities
Call Options Written	$—	$(554,896)	$—	$(554,896)
Put Options Written	—	(19,470)	—	(19,470)
Total Liabilities	$—	$(574,366)	$—	$(574,366)
21

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 106.1%
Options on ETF – 106.1%
SPDR S&P 500 ETF Trust	March 2024	$3.07	2,235	$686,145	$107,062,333
Total Options Purchased – Calls (Cost $89,496,789)				686,145	107,062,333
OPTION PURCHASED – PUTS(b) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	March 2024	409.43	2,235	91,507,605	152,673
Total Options Purchased – Puts (Cost $5,631,239)				91,507,605	152,673

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.670%, 2/01/24(c)	$723,812	723,812
Total Short-Term Investments (Cost $723,812)		723,812
Total Investments – 107.0% (Cost $95,851,840)		107,938,818
Other assets less liabilities – (7.0)%		(7,107,926)
Net Assets – 100.0%		$100,830,892

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,235	$461.38	March 2024	$2,546,805	$103,118,430	$(6,224,140)
				$2,546,805	$103,118,430	$(6,224,140)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,235	$327.51	March 2024	$1,832,599	$73,198,485	$(37,325)
				$1,832,599	$73,198,485	$(37,325)
TOTAL OPTIONS WRITTEN				$4,379,404	$176,316,915	$(6,261,465)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$107,062,333	$—	$107,062,333
Option Purchased - Puts	—	152,673	—	152,673
Short-Term Investments
Time Deposits	723,812	—	—	723,812
Total Assets	$723,812	$107,215,006	$—	$107,938,818
Liabilities
Call Options Written	$—	$(6,224,140)	$—	$(6,224,140)
Put Options Written	—	(37,325)	—	(37,325)
Total Liabilities	$—	$(6,261,465)	$—	$(6,261,465)
24

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.7%
Options on ETF – 101.7%
SPDR S&P 500 ETF Trust	April 2024	$3.08	483	$148,764	$23,134,159
Total Options Purchased – Calls (Cost $19,289,363)				148,764	23,134,159
OPTION PURCHASED – PUTS(b) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	April 2024	415.89	483	20,087,487	70,103
Total Options Purchased – Puts (Cost $1,134,354)				20,087,487	70,103

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 2/01/24(c)	$156,338	156,338
Total Short-Term Investments (Cost $156,338)		156,338
Total Investments – 102.7% (Cost $20,580,055)		23,360,600
Other assets less liabilities – (2.7)%		(621,920)
Net Assets – 100.0%		$22,738,680

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	483	$496.66	April 2024	$166,749	$23,988,678	$(367,244)
				$166,749	$23,988,678	$(367,244)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	483	$374.34	April 2024	$795,413	$18,080,622	$(33,308)
				$795,413	$18,080,622	$(33,308)
TOTAL OPTIONS WRITTEN				$962,162	$42,069,300	$(400,552)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,134,159	$—	$23,134,159
Option Purchased - Puts	—	70,103	—	70,103
Short-Term Investments
Time Deposits	156,338	—	—	156,338
Total Assets	$156,338	$23,204,262	$—	$23,360,600
Liabilities
Call Options Written	$—	$(367,244)	$—	$(367,244)
Put Options Written	—	(33,308)	—	(33,308)
Total Liabilities	$—	$(400,552)	$—	$(400,552)
27

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 105.4%
Options on ETF – 105.4%
SPDR S&P 500 ETF Trust	April 2024	$3.12	966	$301,392	$46,264,503
Total Options Purchased – Calls (Cost $38,837,159)				301,392	46,264,503
OPTION PURCHASED – PUTS(b) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	April 2024	415.97	966	40,182,702	140,437
Total Options Purchased – Puts (Cost $2,453,609)				40,182,702	140,437
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.670%, 2/01/24(c)				$304,937	304,937
Total Short-Term Investments (Cost $304,937)					304,937
Total Investments – 106.4% (Cost $41,595,705)					46,709,877
Other assets less liabilities – (6.4)%					(2,829,038)
Net Assets – 100.0%					$43,880,839

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	966	$469.96	April 2024	$830,577	$45,398,136	$(2,366,236)
				$830,577	$45,398,136	$(2,366,236)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	966	$332.74	April 2024	$833,389	$32,142,684	$(35,887)
				$833,389	$32,142,684	$(35,887)
TOTAL OPTIONS WRITTEN				$1,663,966	$77,540,820	$(2,402,123)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$46,264,503	$—	$46,264,503
Option Purchased - Puts	—	140,437	—	140,437
Short-Term Investments
Time Deposits	304,937	—	—	304,937
Total Assets	$304,937	$46,404,940	$—	$46,709,877
Liabilities
Call Options Written	$—	$(2,366,236)	$—	$(2,366,236)
Put Options Written	—	(35,887)	—	(35,887)
Total Liabilities	$—	$(2,402,123)	$—	$(2,402,123)
30

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.4%
Options on ETF – 101.4%
SPDR S&P 500 ETF Trust	May 2024	$3.09	777	$240,093	$37,228,238
Total Options Purchased – Calls (Cost $32,905,327)				240,093	37,228,238
OPTION PURCHASED – PUTS(b) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	May 2024	417.81	777	32,463,837	177,094
Total Options Purchased – Puts (Cost $1,352,735)				32,463,837	177,094
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)				$246,853	246,853
Total Short-Term Investments (Cost $246,853)					246,853
Total Investments – 102.6% (Cost $34,504,915)					37,652,185
Other assets less liabilities – (2.6)%					(944,296)
Net Assets – 100.0%					$36,707,889

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	777	$500.25	May 2024	$372,600	$38,869,425	$(715,229)
				$372,600	$38,869,425	$(715,229)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	777	$376.07	May 2024	$754,354	$29,220,639	$(85,159)
				$754,354	$29,220,639	$(85,159)
TOTAL OPTIONS WRITTEN				$1,126,954	$68,090,064	$(800,388)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$37,228,238	$—	$37,228,238
Option Purchased - Puts	—	177,094	—	177,094
Short-Term Investments
Time Deposits	246,853	—	—	246,853
Total Assets	$246,853	$37,405,332	$—	$37,652,185
Liabilities
Call Options Written	$—	$(715,229)	$—	$(715,229)
Put Options Written	—	(85,159)	—	(85,159)
Total Liabilities	$—	$(800,388)	$—	$(800,388)
33

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 105.1%
Options on ETF – 105.1%
SPDR S&P 500 ETF Trust	May 2024	$3.13	1,124	$351,812	$53,798,012
Total Options Purchased – Calls (Cost $47,768,754)				351,812	53,798,012
OPTION PURCHASED – PUTS(b) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	May 2024	417.89	1,124	46,970,836	266,388
Total Options Purchased – Puts (Cost $2,161,889)				46,970,836	266,388
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 2/01/24(c)				$335,407	335,407
Total Short-Term Investments (Cost $335,407)					335,407
Total Investments – 106.3% (Cost $50,266,050)					54,399,807
Other assets less liabilities – (6.3)%					(3,245,361)
Net Assets – 100.0%					$51,154,446

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,124	$473.34	May 2024	$1,401,299	$53,203,416	$(2,853,836)
				$1,401,299	$53,203,416	$(2,853,836)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,124	$334.28	May 2024	$583,252	$37,573,072	$(67,440)
				$583,252	$37,573,072	$(67,440)
TOTAL OPTIONS WRITTEN				$1,984,551	$90,776,488	$(2,921,276)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$53,798,012	$—	$—	$53,798,012
Option Purchased - Puts	266,388	—	—	266,388
Short-Term Investments
Time Deposits	335,407	—	—	335,407
Total Assets	$54,399,807	$—	$—	$54,399,807
Liabilities
Call Options Written	$(2,853,836)	$—	$—	$(2,853,836)
Put Options Written	(67,440)	—	—	(67,440)
Total Liabilities	$(2,921,276)	$—	$—	$(2,921,276)
36

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	June 2024	$3.28	1,992	$653,376	$95,059,236
Total Options Purchased – Calls (Cost $86,876,317)				653,376	95,059,236
OPTION PURCHASED – PUTS(b) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	June 2024	443.24	1,992	88,293,408	1,018,470
Total Options Purchased – Puts (Cost $3,984,398)				88,293,408	1,018,470

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.670%, 2/01/24(c)	$679,187	679,187
Total Short-Term Investments (Cost $679,187)		679,187
Total Investments – 101.6% (Cost $91,539,902)		96,756,893
Other assets less liabilities – (1.6)%		(1,551,214)
Net Assets – 100.0%		$95,205,679

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,992	$523.34	June 2024	$627,463	$104,249,328	$(728,733)
				$627,463	$104,249,328	$(728,733)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,992	$398.95	June 2024	$2,089,327	$79,470,840	$(444,535)
				$2,089,327	$79,470,840	$(444,535)
TOTAL OPTIONS WRITTEN				$2,716,790	$183,720,168	$(1,173,268)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$95,059,236	$—	$95,059,236
Option Purchased - Puts	—	1,018,470	—	1,018,470
Short-Term Investments
Time Deposits	679,187	—	—	679,187
Total Assets	$679,187	$96,077,706	$—	$96,756,893
Liabilities
Call Options Written	$—	$(728,733)	$—	$(728,733)
Put Options Written	—	(444,535)	—	(444,535)
Total Liabilities	$—	$(1,173,268)	$—	$(1,173,268)
39

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.2%
Options on ETF – 101.2%
SPDR S&P 500 ETF Trust	June 2024	$3.32	4,626	$1,535,832	$220,736,945
Total Options Purchased – Calls (Cost $202,654,848)				1,535,832	220,736,945
OPTION PURCHASED – PUTS(b) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	June 2024	443.32	4,626	205,079,832	2,369,067
Total Options Purchased – Puts (Cost $9,266,457)				205,079,832	2,369,067

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 2/01/24(c)	$1,524,499	1,524,499
Total Short-Term Investments (Cost $1,524,499)		1,524,499
Total Investments – 103.0% (Cost $213,445,804)		224,630,511
Other assets less liabilities – (3.0)%		(6,619,424)
Net Assets – 100.0%		$218,011,087

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,626	$500.02	June 2024	$4,171,588	$231,309,252	$(5,165,299)
				$4,171,588	$231,309,252	$(5,165,299)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,626	$354.62	June 2024	$3,622,369	$164,047,212	$(521,258)
				$3,622,369	$164,047,212	$(521,258)
TOTAL OPTIONS WRITTEN				$7,793,957	$395,356,464	$(5,686,557)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$220,736,945	$—	$220,736,945
Option Purchased - Puts	—	2,369,067	—	2,369,067
Short-Term Investments
Time Deposits	1,524,499	—	—	1,524,499
Total Assets	$1,524,499	$223,106,012	$—	$224,630,511
Liabilities
Call Options Written	$—	$(5,165,299)	$—	$(5,165,299)
Put Options Written	—	(521,258)	—	(521,258)
Total Liabilities	$—	$(5,686,557)	$—	$(5,686,557)
42

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	July 2024	$3.39	1,665	$564,435	$79,444,226
Total Options Purchased - Calls (Cost $73,527,772)				564,435	79,444,226
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	July 2024	457.74	1,665	76,213,710	1,369,263
Total Options Purchased – Puts (Cost $3,812,173)				76,213,710	1,369,263

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)	$543,863	543,863
Total Short-Term Investments (Cost $543,863)		543,863
Total Investments – 101.4% (Cost $77,883,808)		81,357,352
Other assets less liabilities – (1.4)%		(1,141,793)
Net Assets – 100.0%		$80,215,559

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,665	$543.85	July 2024	$359,848	$90,551,025	$(317,782)
				$359,848	$90,551,025	$(317,782)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,665	$412.01	July 2024	$2,015,902	$68,599,665	$(597,502)
				$2,015,902	$68,599,665	$(597,502)
TOTAL OPTIONS WRITTEN				$2,375,750	$159,150,690	$(915,284)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$79,444,226	$—	$79,444,226
Option Purchased - Puts	—	1,369,263	—	1,369,263
Short-Term Investments
Time Deposits	543,863	—	—	543,863
Total Assets	$543,863	$80,813,489	$—	$81,357,352
Liabilities
Call Options Written	$—	$(317,782)	$—	$(317,782)
Put Options Written	—	(597,502)	—	(597,502)
Total Liabilities	$—	$(915,284)	$—	$(915,284)
45

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	July 2024	$3.43	4,298	$1,474,214	$205,059,084
Total Options Purchased – Calls (Cost $189,366,329)				1,474,214	205,059,084
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	July 2024	457.84	4,298	196,779,632	3,541,595
Total Options Purchased – Puts (Cost $10,041,068)				196,779,632	3,541,595

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Royal Bank of Canada, Toronto, 4.670%, 2/01/24(c)	$1,495,502	1,495,502
Total Short-Term Investments (Cost $1,495,502)		1,495,502
Total Investments – 102.1% (Cost $200,902,899)		210,096,181
Other assets less liabilities – (2.1)%		(4,364,973)
Net Assets – 100.0%		$205,731,208

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,298	$517.67	July 2024	$2,449,368	$222,494,566	$(2,992,268)
				$2,449,368	$222,494,566	$(2,992,268)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,298	$366.23	July 2024	$2,825,630	$157,405,654	$(761,090)
				$2,825,630	$157,405,654	$(761,090)
TOTAL OPTIONS WRITTEN				$5,274,998	$379,900,220	$(3,753,358)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$205,059,084	$—	$205,059,084
Option Purchased - Puts	—	3,541,595	—	3,541,595
Short-Term Investments
Time Deposits	1,495,502	—	—	1,495,502
Total Assets	$1,495,502	$208,600,679	$—	$210,096,181
Liabilities
Call Options Written	$—	$(2,992,268)	$—	$(2,992,268)
Put Options Written	—	(761,090)	—	(761,090)
Total Liabilities	$—	$(3,753,358)	$—	$(3,753,358)

48

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	August 2024	$3.33	499	$166,167	$23,826,552
Total Options Purchased – Calls (Cost $21,778,482)				166,167	23,826,552
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	August 2024	450.30	499	22,469,970	406,500
Total Options Purchased – Puts (Cost $1,123,776)				22,469,970	406,500

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JPMorgan Chase & Co., New York, 4.670%, 2/01/24(c)	$162,335	162,335
Total Short-Term Investments (Cost $162,335)		162,335
Total Investments – 101.8% (Cost $23,064,593)		24,395,387
Other assets less liabilities – (1.8)%		(437,453)
Net Assets – 100.0%		$23,957,934

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	499	$537.85	August 2024	$120,664	$26,838,715	$(193,088)
				$120,664	$26,838,715	$(193,088)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	499	$405.32	August 2024	$551,639	$20,225,468	$(193,098)
				$551,639	$20,225,468	$(193,098)
TOTAL OPTIONS WRITTEN				$672,303	$47,064,183	$(386,186)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,826,552	$—	$23,826,552
Option Purchased - Puts	—	406,500	—	406,500
Short-Term Investments
Time Deposits	162,335	—	—	162,335
Total Assets	$162,335	$24,233,052	$—	$24,395,387
Liabilities
Call Options Written	$—	$(193,088)	$—	$(193,088)
Put Options Written	—	(193,098)	—	(193,098)
Total Liabilities	$—	$(386,186)	$—	$(386,186)

51

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.6%
Options on ETF – 100.6%
SPDR S&P 500 ETF Trust	August 2024	$3.38	970	$327,860	$46,311,437
Total Options Purchased – Calls (Cost $41,790,063)				327,860	46,311,437
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	August 2024	450.40	970	43,688,800	791,588
Total Options Purchased – Puts (Cost $2,406,708)				43,688,800	791,588

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 2/01/24(c)	$350,864	350,864
Total Short-Term Investments (Cost $350,864)		350,864
Total Investments – 103.1% (Cost $44,547,635)		47,453,889
Other assets less liabilities – (3.1)%		(1,427,267)
Net Assets – 100.0%		$46,026,622

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	970	$511.37	August 2024	$585,698	$49,602,890	$(1,122,503)
				$585,698	$49,602,890	$(1,122,503)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	970	$360.28	August 2024	$605,387	$34,947,160	$(196,483)
				$605,387	$34,947,160	$(196,483)
TOTAL OPTIONS WRITTEN				$1,191,085	$84,550,050	$(1,318,986)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$46,311,437	$—	$46,311,437
Option Purchased - Puts	—	791,588	—	791,588
Short-Term Investments
Time Deposits	350,864	—	—	350,864
Total Assets	$350,864	$47,103,025	$—	$47,453,889
Liabilities
Call Options Written	$—	$(1,122,503)	$—	$(1,122,503)
Put Options Written	—	(196,483)	—	(196,483)
Total Liabilities	$—	$(1,318,986)	$—	$(1,318,986)
54

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	September 2024	$3.16	851	$268,916	$40,509,634
Total Options Purchased – Calls (Cost $35,621,882)				268,916	40,509,634
OPTION PURCHASED – PUTS(b) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	September 2024	427.44	851	36,375,144	558,001
Total Options Purchased – Puts (Cost $1,891,562)				36,375,144	558,001
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.670%, 2/01/24(c)				$260,020	260,020
Total Short-Term Investments (Cost $260,020)					260,020
Total Investments – 103.9% (Cost $37,773,464)					41,327,655
Other assets less liabilities – (3.9)%					(1,535,757)
Net Assets – 100.0%					$39,791,898

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	851	$510.89	September 2024	$377,163	$43,476,739	$(1,144,272)
				$377,163	$43,476,739	$(1,144,272)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	851	$384.73	September 2024	$1,038,348	$32,740,523	$(295,186)
				$1,038,348	$32,740,523	$(295,186)
TOTAL OPTIONS WRITTEN				$1,415,511	$76,217,262	$(1,439,458)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$40,509,634	$—	$40,509,634
Option Purchased - Puts	—	558,001	—	558,001
Short-Term Investments
Time Deposits	260,020	—	—	260,020
Total Assets	$260,020	$41,067,635	$—	$41,327,655
Liabilities
Call Options Written	$—	$(1,144,272)	$—	$(1,144,272)
Put Options Written	—	(295,186)	—	(295,186)
Total Liabilities	$—	$(1,439,458)	$—	$(1,439,458)
57

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 104.4%
Options on ETF – 104.4%
SPDR S&P 500 ETF Trust	September 2024	$3.21	2,940	$943,740	$139,936,826
Total Options Purchased – Calls (Cost $122,922,005)				943,740	139,936,826
OPTION PURCHASED – PUTS(b) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	September 2024	427.52	2,940	125,690,880	1,930,169
Total Options Purchased – Puts (Cost $6,683,277)				125,690,880	1,930,169
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)				$921,834	921,834
Total Short-Term Investments (Cost $921,834)					921,834
Total Investments – 106.5% (Cost $130,527,116)					142,788,829
Other assets less liabilities – (6.5)%					(8,743,222)
Net Assets – 100.0%					$134,045,607

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,940	$486.60	September 2024	$2,884,480	$143,060,400	$(7,835,482)
				$2,884,480	$143,060,400	$(7,835,482)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,940	$341.98	September 2024	$1,944,631	$100,542,120	$(575,623)
				$1,944,631	$100,542,120	$(575,623)
TOTAL OPTIONS WRITTEN				$4,829,111	$243,602,520	$(8,411,105)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$139,936,826	$—	$139,936,826
Option Purchased - Puts	—	1,930,169	—	1,930,169
Short-Term Investments
Time Deposits	921,834	—	—	921,834
Total Assets	$921,834	$141,866,995	$—	$142,788,829
Liabilities
Call Options Written	$—	$(7,835,482)	$—	$(7,835,482)
Put Options Written	—	(575,623)	—	(575,623)
Total Liabilities	$—	$(8,411,105)	$—	$(8,411,105)
60

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.7%
Options on ETF – 103.7%
SPDR S&P 500 ETF Trust	October 2024	$3.09	225	$69,525	$10,716,790
Total Options Purchased – Calls (Cost $10,499,713)				69,525	10,716,790
OPTION PURCHASED – PUTS(b) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	October 2024	418.16	225	9,408,600	146,867
Total Options Purchased – Puts (Cost $488,880)				9,408,600	146,867
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 4.670%, 2/01/24(c)				$59,085	59,085
Total Short-Term Investments (Cost $59,085)					59,085
Total Investments – 105.7% (Cost $11,047,678)					10,922,742
Other assets less liabilities – (5.7)%					(585,737)
Net Assets – 100.0%					$10,337,005

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	225	$500.49	October 2024	$114,049	$11,261,025	$(482,526)
				$114,049	$11,261,025	$(482,526)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	225	$376.38	October 2024	$91,563	$8,468,550	$(81,128)
				$91,563	$8,468,550	$(81,128)
TOTAL OPTIONS WRITTEN				$205,612	$19,729,575	$(563,654)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$10,716,790	$—	$10,716,790
Option Purchased - Puts	—	146,867	—	146,867
Short-Term Investments
Time Deposits	59,085	—	—	59,085
Total Assets	$59,085	$10,863,657	$—	$10,922,742
Liabilities
Call Options Written	$—	$(482,526)	$—	$(482,526)
Put Options Written	—	(81,128)	—	(81,128)
Total Liabilities	$—	$(563,654)	$—	$(563,654)
63

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 106.7%
Options on ETF – 106.7%
SPDR S&P 500 ETF Trust	October 2024	$3.14	739	$232,046	$35,195,148
Total Options Purchased – Calls (Cost $34,480,390)				232,046	35,195,148
OPTION PURCHASED – PUTS(b) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	October 2024	418.24	739	30,907,936	482,937
Total Options Purchased – Puts (Cost $1,513,168)				30,907,936	482,937
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 4.670%, 2/01/24(c)				$207,278	207,278
Total Short-Term Investments (Cost $207,278)					207,278
Total Investments – 108.8% (Cost $36,200,836)					35,885,363
Other assets less liabilities – (8.8)%					(2,895,552)
Net Assets – 100.0%					$32,989,811

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	739	$476.89	October 2024	$914,469	$35,242,171	$(2,678,735)
				$914,469	$35,242,171	$(2,678,735)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	739	$334.56	October 2024	$165,344	$24,723,984	$(155,456)
				$165,344	$24,723,984	$(155,456)
TOTAL OPTIONS WRITTEN				$1,079,813	$59,966,155	$(2,834,191)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,195,148	$—	$35,195,148
Option Purchased - Puts	—	482,937	—	482,937
Short-Term Investments
Time Deposits	207,278	—	—	207,278
Total Assets	$207,278	$35,678,085	$—	$35,885,363
Liabilities
Call Options Written	$—	$(2,678,735)	$—	$(2,678,735)
Put Options Written	—	(155,456)	—	(155,456)
Total Liabilities	$—	$(2,834,191)	$—	$(2,834,191)
66

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	November 2024	$3.38	1,074	$363,012	$51,136,480
Total Options Purchased – Calls (Cost $48,441,046)				363,012	51,136,480
OPTION PURCHASED – PUTS(b) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	November 2024	456.35	1,074	49,011,990	1,360,694
Total Options Purchased – Puts (Cost $2,160,161)				49,011,990	1,360,694
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 4.670%, 2/01/24(c)				$371,086	371,086
Total Short-Term Investments (Cost $371,086)					371,086
Total Investments – 103.2% (Cost $50,972,293)					52,868,260
Other assets less liabilities – (3.2)%					(1,653,715)
Net Assets – 100.0%					$51,214,545

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,074	$538.32	November 2024	$487,302	$57,815,568	$(889,326)
				$487,302	$57,815,568	$(889,326)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,074	$410.76	November 2024	$1,125,703	$44,115,624	$(709,731)
				$1,125,703	$44,115,624	$(709,731)
TOTAL OPTIONS WRITTEN				$1,613,005	$101,931,192	$(1,599,057)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$51,136,480	$—	$51,136,480
Option Purchased - Puts	—	1,360,694	—	1,360,694
Short-Term Investments
Time Deposits	371,086	—	—	371,086
Total Assets	$371,086	$52,497,174	$—	$52,868,260
Liabilities
Call Options Written	$—	$(889,326)	$—	$(889,326)
Put Options Written	—	(709,731)	—	(709,731)
Total Liabilities	$—	$(1,599,057)	$—	$(1,599,057)
69

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.2%
Options on ETF – 101.2%
SPDR S&P 500 ETF Trust	November 2024	$3.42	2,223	$760,266	$105,835,430
Total Options Purchased – Calls (Cost $99,726,626)				760,266	105,835,430
OPTION PURCHASED – PUTS(b) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	November 2024	456.45	2,223	101,468,835	2,820,542
Total Options Purchased – Puts (Cost $4,618,453)				101,468,835	2,820,542
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 4.670%, 2/01/24(c)				$775,862	775,862
Total Short-Term Investments (Cost $775,862)					775,862
Total Investments – 104.6% (Cost $105,120,941)					109,431,834
Other assets less liabilities – (4.6)%					(4,807,043)
Net Assets – 100.0%					$104,624,791

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,223	$513.45	November 2024	$2,201,554	$114,139,935	$(3,893,918)
				$2,201,554	$114,139,935	$(3,893,918)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,223	$365.12	November 2024	$1,259,147	$81,166,176	$(788,098)
				$1,259,147	$81,166,176	$(788,098)
TOTAL OPTIONS WRITTEN				$3,460,701	$195,306,111	$(4,682,016)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$105,835,430	$—	$105,835,430
Option Purchased - Puts	—	2,820,542	—	2,820,542
Short-Term Investments
Time Deposits	775,862	—	—	775,862
Total Assets	$775,862	$108,655,972	$—	$109,431,834
Liabilities
Call Options Written	$—	$(3,893,918)	$—	$(3,893,918)
Put Options Written	—	(788,098)	—	(788,098)
Total Liabilities	$—	$(4,682,016)	$—	$(4,682,016)
72

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	June 2024	$3.52	3,292	$1,158,784	$157,018,656
Total Options Purchased – Calls (Cost $155,103,396)				1,158,784	157,018,656
OPTION PURCHASED – PUTS(b) – 2.2%
Options on ETF – 2.2%
SPDR S&P 500 ETF Trust	June 2024	475.26	3,292	156,455,592	3,446,329
Total Options Purchased – Puts (Cost $6,307,460)				156,455,592	3,446,329
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 4.670%, 2/01/24(c)				$1,141,131	1,141,131
Total Short-Term Investments (Cost $1,141,131)					1,141,131
Total Investments – 102.3% (Cost $162,551,987)					161,606,116
Other assets less liabilities – (2.3)%					(3,642,475)
Net Assets – 100.0%					$157,963,641

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,292	$510.48	June 2024	$3,037,557	$168,050,016	$(2,311,840)
				$3,037,557	$168,050,016	$(2,311,840)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,292	$427.78	June 2024	$3,044,336	$140,825,176	$(1,236,903)
				$3,044,336	$140,825,176	$(1,236,903)
TOTAL OPTIONS WRITTEN				$6,081,893	$308,875,192	$(3,548,743)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$157,018,656	$—	$157,018,656
Option Purchased - Puts	—	3,446,329	—	3,446,329
Short-Term Investments
Time Deposits	1,141,131	—	—	1,141,131
Total Assets	$1,141,131	$160,464,985	$—	$161,606,116
Liabilities
Call Options Written	$—	$(2,311,840)	$—	$(2,311,840)
Put Options Written	—	(1,236,903)	—	(1,236,903)
Total Liabilities	$—	$(3,548,743)	$—	$(3,548,743)
75

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF — 98.2%
SPDR S&P 500 ETF Trust	July 2024	$3.57	103	$36,771	$4,909,186
Total Options Purchased – Calls (Cost $4,909,582)				36,771	4,909,186
OPTION PURCHASED — PUTS(b) — 2.9%
Options on ETF — 2.9%
SPDR S&P 500 ETF Trust	July 2024	482.83	103	4,973,149	142,655
Total Options Purchased – Puts (Cost $143,052)				4,973,149	142,655
Total Investments – 101.1% (Cost $5,052,634)					5,051,841
Other assets less liabilities – (1.1)%					(53,427)
Net Assets – 100.0%					$4,998,414

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	103	$520.16	July 2024	$61,712	$5,357,648	$(62,109)
				$61,712	$5,357,648	$(62,109)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	103	$434.59	July 2024	$52,545	$4,476,277	$(52,942)
				$52,545	$4,476,277	$(52,942)
TOTAL OPTIONS WRITTEN				$114,257	$9,833,925	$(115,051)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$4,909,186	$—	$4,909,186
Option Purchased - Puts	—	142,655	—	142,655
Total Assets	$—	$5,051,841	$—	$5,051,841
Liabilities
Call Options Written	$—	$(62,109)	$—	$(62,109)
Put Options Written	—	(52,942)	—	(52,942)
Total Liabilities	$—	$(115,051)	$—	$(115,051)
78

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 104.8%
Options on ETF — 104.8%
SPDR S&P 500 ETF Trust	March 2024	$3.16	908	$286,928	$43,487,470
Total Options Purchased – Calls (Cost $38,408,352)				286,928	43,487,470
OPTION PURCHASED — PUTS(b) — 0.2%
Options on ETF — 0.2%
SPDR S&P 500 ETF Trust	March 2024	427.44	908	38,811,552	95,549
Total Options Purchased – Puts (Cost $1,382,326)				38,811,552	95,549
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Corporation, Tokyo, 4.670%, 2/01/24(c)				$278,578	278,578
Total Short-Term Investments (Cost $278,578)					278,578
Total Investments – 105.7% (Cost $40,069,256)					43,861,597
Other assets less liabilities – (5.7)%					(2,371,533)
Net Assets – 100.0%					$41,490,064

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	908	$465.22	March 2024	$578,193	$42,241,976	$(2,229,313)
				$578,193	$42,241,976	$(2,229,313)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	908	$384.73	March 2024	$573,820	$34,933,484	$(38,127)
				$573,820	$34,933,484	$(38,127)
TOTAL OPTIONS WRITTEN				$1,152,013	$77,175,460	$(2,267,440)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2024.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$43,487,470	$—	$43,487,470
Option Purchased - Puts	—	95,549	—	95,549
Short-Term Investments
Time Deposits	278,578	—	—	278,578
Total Assets	$278,578	$43,583,019	$—	$43,861,597
Liabilities
Call Options Written	$—	$(2,229,313)	$—	$(2,229,313)
Put Options Written	—	(38,127)	—	(38,127)
Total Liabilities	$—	$(2,267,440)	$—	$(2,267,440)
81

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF

Schedule of Investments

January 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	June 2024	$3.67	103	$37,801	$4,907,332
Total Options Purchased – Calls (Cost $4,907,728)				37,801	4,907,332
OPTION PURCHASED – PUTS(b) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	June 2024	458.74	103	4,725,022	70,967
Total Options Purchased – Puts (Cost $71,364)				4,725,022	70,967
Total Investments – 99.6% (Cost $4,979,092)					4,978,299
Other assets less liabilities – 0.4%					20,511
Net Assets – 100.0%					$4,998,810

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2024

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	103	$519.87	June 2024	$41,936	$5,354,661	$(42,333)
				$41,936	$5,354,661	$(42,333)
TOTAL OPTIONS WRITTEN				$41,936	$5,354,661	$(42,333)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2024 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$4,907,332	$—	$4,907,332
Option Purchased - Puts	—	70,967	—	70,967
Total Assets	$—	$4,978,299	$—	$4,978,299
Liabilities
Call Options Written	$—	$(42,333)	$—	$(42,333)
Total Liabilities	$—	$(42,333)	$—	$(42,333)
84